Equity Dividends - Ordinary Dividends Paid (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Dividends [line items]
Ordinary dividends paid	£ 762	£ 683	£ 583
RELX PLC [member]
Disclosure of Dividends [line items]
Ordinary dividends paid	400	356	295
RELX NV [member]
Disclosure of Dividends [line items]
Ordinary dividends paid	£ 362	£ 327	£ 288